Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2022 (Unaudited)
Shares		Value*
COMMON STOCKS—92.9%
	Belgium—0.2%
745,279	Fagron NV	$12,030,106
	Canada—1.9%
251,390	Lassonde Industries, Inc., Class A(a)	23,202,832
1,124,700	National Bank of Canada	73,648,908
386,105	Winpak, Ltd.	13,166,990
		110,018,730
	China—5.8%
6,558,290	Alibaba Group Holding, Ltd.(b)	93,523,299
4,349,576	Baidu, Inc., Class A(b)	82,313,770
41,516,695	Dali Foods Group Co., Ltd.	22,062,664
3,734,350	Haitian International Holdings, Ltd.	9,541,760
49,499	JD.com, Inc., Class A	1,594,676
7,801,470	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	15,965,970
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	7,742,674
1,485,150	Tencent Holdings, Ltd.	67,075,381
15,974,780	Uni-President China Holdings, Ltd.	13,700,899
22,047,485	WH Group, Ltd.	17,026,712
		330,547,805
	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	1,926,614
	Finland—0.5%
2,365,373	Kemira Oyj	28,833,772
	France—10.6%
9,769,824	Bollore SE	45,145,272
2,510,680	Rubis SCA	58,480,331
1,647,635	Safran SA	162,278,610
5,560,065	SCOR SE	119,161,784
1,527,083	Tarkett SA(b)	19,796,463
3,831,330	TotalEnergies SE	201,755,219
		606,617,679
	Germany—7.4%
1,383,980	BASF SE	60,081,771
736,585	Deutsche Post AG, Registered	27,522,044
2,276,215	Fresenius SE & Co., KGaA	68,772,433
1,682,955	Henkel AG & Co., KGaA	102,751,606
792,204	Krones AG	60,293,664
42,354	KSB SE & Co., KGaA	17,224,527
254,527	Muenchener Rueckversicherungs AG, Registered	59,658,556
643,887	Norma Group SE	14,338,130
65,633	Rheinmetall AG	15,116,109
		425,758,840
	Hong Kong—1.8%
7,421,500	CK Hutchison Holdings, Ltd.	50,173,707
26,265,000	Emperor Entertainment Hotel, Ltd.	1,773,995
5,542,142	Great Eagle Holdings, Ltd.	12,430,524
15,995,508	Hang Lung Group, Ltd.	30,168,858
Shares		Value*
	Hong Kong (continued)
59,000	Miramar Hotel & Investment	$106,016
10,820,000	TAI Cheung Holdings, Ltd.	6,177,381
		100,830,481
	Italy—1.8%
817,650	Buzzi Unicem SpA	13,343,618
2,943,779	Iveco Group NV(b)	15,517,127
4,365,000	SOL SpA	75,204,655
		104,065,400
	Japan—2.7%
93,500	ADEKA Corp.	1,612,532
1,001,300	Fuji Seal International, Inc.	10,863,908
57,600	Konishi Co., Ltd.	654,627
3,363,180	Kuraray Co., Ltd.	27,107,446
1,244,770	Nabtesco Corp.	29,045,091
820,800	NGK Spark Plug Co., Ltd.	14,880,795
578,745	Nifco, Inc.	13,482,963
164,400	Nippon Kanzai Co., Ltd.	3,139,035
104,825	Okamoto Industries, Inc.	2,935,918
193,700	Shizuoka Gas Co., Ltd.	1,296,038
1,284,760	Sumitomo Heavy Industries, Ltd.	28,323,258
271,950	Taikisha, Ltd.	6,365,618
580,020	Transcosmos, Inc.	14,878,876
164,305	YAMABIKO Corp.	1,384,780
		155,970,885
	Mexico—2.2%
1,533,895	Coca-Cola FEMSA SA de CV, Sponsored ADR(d)	84,793,716
4,556,152	Industrias Bachoco SAB de CV, Class B	16,266,044
9,067,593	Megacable Holdings SAB de CV	21,941,186
		123,000,946
	Netherlands—2.7%
2,160,839	Heineken Holding NV	156,890,962
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	3,618,430
	Singapore—5.1%
6,432,235	DBS Group Holdings, Ltd.	137,176,643
8,270,385	United Overseas Bank, Ltd.	155,994,544
		293,171,187
	South Korea—1.9%
160,642	Binggrae Co., Ltd.	5,728,377
97,800	Hyundai Mobis Co., Ltd.	14,989,371
131,339	Kangnam Jevisco Co., Ltd.	2,144,475
998,776	LG Corp.	59,923,483
360,632	LX Holdings Corp.(b)	2,544,200
557,685	Samsung Electronics Co., Ltd.	24,482,475
		109,812,381
	Sweden—3.2%
661,300	Autoliv, Inc.	47,329,241
3,801,500	SKF AB, Class B	55,831,308
3,901,988	Trelleborg AB, Class B	78,478,417
		181,638,966

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Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2022 (Unaudited)
Shares		Value*
	Switzerland—13.1%
142,761	Coltene Holding AG, Registered	$12,272,659
2,535,079	Nestlé SA, Registered	295,095,006
80	Neue Zuercher Zeitung AG(b)	597,482
805,437	Novartis AG, Registered	68,020,663
68,178	Phoenix Mecano AG(a)	25,637,520
539,210	Roche Holding AG	179,417,502
429,703	TX Group AG	51,617,324
262,041	Zurich Insurance Group AG	113,646,444
		746,304,600
	United Kingdom—18.4%
5,694,918	Babcock International Group plc(b)	21,357,204
16,699,941	BAE Systems plc	168,374,882
14,718,898	CNH Industrial NV	169,574,349
5,296,459	Diageo plc	227,091,809
8,418,226	GSK plc	180,506,373
1,550,855	Howden Joinery Group plc	11,349,584
5,273,360	Inchcape plc	44,541,434
11,937,289	Johnson Service Group plc(b)	14,439,252
17,304,144	Lookers plc	15,656,188
10,457,845	Tesco plc	32,449,854
1,178,920	Unilever plc	53,391,983
2,283,205	Unilever plc (Ordinary Shares)	103,177,314
16,292,379	Vertu Motors plc	10,684,591
		1,052,594,817
	United States—13.5%
75,488	Alphabet, Inc., Class A(b)	164,507,979
60,045	Alphabet, Inc., Class C(b)	131,345,435
418	Berkshire Hathaway, Inc., Class A(b)	170,941,100
546,465	Cisco Systems, Inc.	23,301,267
687,282	FMC Corp.	73,546,047
1,819,506	Ionis Pharmaceuticals, Inc.(b)	67,358,112
787,517	Johnson & Johnson	139,792,143
		770,792,083

TOTAL COMMON STOCKS (Cost $3,558,485,234)		5,314,424,684

PREFERRED STOCKS—0.5%
	Chile—0.3%
11,044,000	Embotelladora Andina SA, Class A	16,951,505
Shares		Value*

	Croatia—0.2%
166,388	Adris Grupa DD	$9,123,226

TOTAL PREFERRED STOCKS (Cost $35,290,988)		26,074,731

REGISTERED INVESTMENT COMPANY—1.1%
63,515,084	Dreyfus Treasury Securities Cash Management– Institutional Shares 0.97%(e) (Cost $63,515,084)	63,515,084
Face Value
U.S. TREASURY BILL—2.2%
$125,000,000	1.161%(f) due 10/13/2022(d) (Cost $124,586,528)	124,332,397
INVESTMENTS IN SECURITIES (Cost $3,781,877,834)	96.7%	5,528,346,896

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	2.9	169,661,916
OTHER ASSETS AND LIABILITIES (Net)	0.4	21,577,706
NET ASSETS	100.0%	$5,719,586,518

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Non-income producing security.
(c)	Amount represents less than 0.1% of net assets.
(d)	This position has been segregated to cover certain open forward contracts. At June 30, 2022, liquid assets totaling $209,126,113 have been segregated to cover such open forward contracts.
(e)	Rate disclosed is the 7-day yield at June 30, 2022.
(f)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne International Value Fund

Sector Diversification
June 30, 2022 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	17.5%
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Food	9.3
Beverage	8.2
Insurance	8.1
Software & Services	8.1
Banks	6.4
Materials	5.4
Energy	3.5
Retailing	2.9
Household & Personal Products	2.7
Media	2.1
Health Care Equipment & Services	1.6
Automobiles & Components	1.6
Technology Hardware & Equipment	1.3
Utilities	1.0
Real Estate	0.9
Commercial Services & Supplies	0.7
Transportation	0.5
Tobacco	0.0*
Consumer Services	0.0*
Total Common Stocks	92.9
Preferred Stocks	0.5
Registered Investment Company	1.1
U.S. Treasury Bill	2.2
Unrealized Appreciation on Forward Contracts	2.9
Other Assets and Liabilities (Net)	0.4
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

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Tweedy, Browne International Value Fund

Portfolio Composition
June 30, 2022 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United Kingdom	18%
United States	14
Switzerland	13
France	11
Germany	7
China	6
Singapore	5
Sweden	3
Other Countries(a)	16
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	7
Total	100%

(a)	"Other Countries” include Belgium, Canada, Chile, Croatia, Czech Republic, Finland, Hong Kong, Italy, Japan, Mexico, Netherlands, Philippines and South Korea
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2022 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/22*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
145,000,000	Chinese Yuan	SSB	7/12/22	$22,613,320	$21,624,612	$(988,708)
300,000,000	Chinese Yuan	BNY	1/13/23	46,483,521	44,901,255	(1,582,266)
45,000,000	Swiss Franc	BNY	12/2/22	45,680,178	47,615,697	1,935,519
260,000,000	Thai Baht	BNY	7/1/22	7,791,126	7,354,300	(436,826)
TOTAL				$122,568,145	$121,495,864	$(1,072,281)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
30,000,000	Canadian Dollar	NTC	8/25/22	$(23,696,776)	$(23,259,105)	$437,671
24,000,000	Canadian Dollar	NTC	10/13/22	(18,975,512)	(18,609,070)	366,442
57,000,000	Canadian Dollar	SSB	12/22/22	(44,468,196)	(44,212,661)	255,535
23,000,000	Canadian Dollar	NTC	3/23/23	(18,046,930)	(17,844,752)	202,178
6,000,000,000	Chilean Peso	JPM	12/22/22	(6,727,966)	(6,195,471)	532,495
9,200,000,000	Chilean Peso	SSB	3/23/23	(10,828,625)	(9,383,761)	1,444,864
145,000,000	Chinese Yuan	SSB	7/12/22	(21,868,637)	(21,624,612)	244,025
300,000,000	Chinese Yuan	BNY	1/13/23	(46,104,904)	(44,771,405)	1,333,499
400,000,000	Chinese Yuan	SSB	1/17/23	(61,285,024)	(59,697,796)	1,587,228
410,000,000	Chinese Yuan	JPM	1/20/23	(63,174,114)	(61,192,231)	1,981,883
840,000,000	Chinese Yuan	JPM	2/17/23	(129,874,146)	(125,407,524)	4,466,622
50,000,000	European Union Euro	SSB	11/18/22	(58,458,750)	(52,846,961)	5,611,789
220,000,000	European Union Euro	SSB	11/25/22	(252,258,600)	(232,669,993)	19,588,607
100,000,000	European Union Euro	NTC	12/2/22	(113,220,000)	(105,824,334)	7,395,666
65,000,000	European Union Euro	SSB	12/2/22	(73,600,150)	(68,785,817)	4,814,333
60,000,000	European Union Euro	SSB	4/12/23	(66,982,802)	(64,098,199)	2,884,603
50,000,000	European Union Euro	BNY	5/15/23	(54,239,500)	(53,535,128)	704,372
50,000,000	European Union Euro	NTC	5/26/23	(53,785,750)	(53,575,235)	210,515
75,000,000	European Union Euro	BNY	5/30/23	(81,167,250)	(80,384,752)	782,498
75,000,000	European Union Euro	BNY	6/23/23	(80,244,750)	(80,516,397)	(271,647)
90,000,000	Great Britain Pound Sterling	JPM	7/11/22	(124,384,140)	(109,321,410)	15,062,730
75,000,000	Great Britain Pound Sterling	NTC	7/28/22	(102,143,250)	(91,128,119)	11,015,131
85,000,000	Great Britain Pound Sterling	NTC	8/8/22	(118,757,920)	(103,300,807)	15,457,113
80,000,000	Great Britain Pound Sterling	NTC	9/9/22	(110,466,400)	(97,287,585)	13,178,815
70,000,000	Great Britain Pound Sterling	JPM	9/26/22	(96,320,700)	(85,155,715)	11,164,985
200,000,000	Hong Kong Dollar	BNY	8/29/22	(25,680,928)	(25,536,809)	144,119
310,000,000	Hong Kong Dollar	SSB	4/28/23	(39,687,112)	(39,674,601)	12,511
300,000,000	Hong Kong Dollar	NTC	5/4/23	(38,369,305)	(38,396,247)	(26,942)
50,000,000	Hong Kong Dollar	NTC	6/15/23	(6,407,258)	(6,401,091)	6,167
1,100,000,000	Japanese Yen	JPM	5/19/23	(9,716,370)	(8,364,134)	1,352,236
5,800,000,000	Japanese Yen	JPM	8/10/23	(51,309,271)	(44,495,209)	6,814,062
4,500,000,000	Japanese Yen	JPM	9/1/23	(40,064,103)	(34,598,796)	5,465,307
3,000,000,000	Japanese Yen	BNY	9/22/23	(26,012,313)	(23,114,854)	2,897,459
3,200,000,000	Japanese Yen	SSB	12/11/23	(25,332,288)	(24,856,965)	475,323
260,000,000	Mexican Peso	NTC	8/25/22	(12,291,110)	(12,754,088)	(462,978)
500,000,000	Mexican Peso	BNY	4/5/23	(23,084,878)	(23,471,952)	(387,074)
215,000,000	Mexican Peso	NTC	4/12/23	(9,942,197)	(10,079,124)	(136,927)
220,000,000	Mexican Peso	BNY	5/15/23	(10,188,487)	(10,247,395)	(58,908)
100,000,000	Mexican Peso	JPM	6/2/23	(4,674,973)	(4,641,673)	33,300
176,000,000	Philippine Peso	JPM	11/9/22	(3,393,098)	(3,193,537)	199,561
80,000,000	Philippine Peso	SSB	3/23/23	(1,487,818)	(1,447,224)	40,594
60,000,000	Singapore Dollar	NTC	8/12/22	(44,368,525)	(43,117,722)	1,250,803
70,000,000	Singapore Dollar	JPM	12/22/22	(51,289,566)	(50,424,107)	865,459
53,000,000	Singapore Dollar	SSB	1/12/23	(39,092,032)	(38,197,307)	894,725
60,000,000	Singapore Dollar	NTC	4/12/23	(44,301,695)	(43,340,066)	961,629
25,000,000	Singapore Dollar	JPM	5/26/23	(18,133,682)	(18,078,357)	55,325
85,000,000	Singapore Dollar	SSB	6/23/23	(61,545,145)	(61,509,756)	35,389
50,000,000	Singapore Dollar	JPM	7/7/23	(36,287,104)	(36,192,923)	94,181
60,000,000,000	South Korean Won	SSB	3/20/23	(49,023,613)	(46,603,942)	2,419,671
47,000,000,000	South Korean Won	JPM	5/15/23	(37,491,126)	(36,567,936)	923,190
150,000,000	Swedish Krona	SSB	8/25/22	(17,191,386)	(14,671,716)	2,519,670
115,000,000	Swedish Krona	BNY	9/15/22	(13,392,181)	(11,259,591)	2,132,590
125,000,000	Swedish Krona	NTC	2/17/23	(13,888,580)	(12,331,126)	1,557,454
200,000,000	Swedish Krona	NTC	4/5/23	(21,301,523)	(19,759,769)	1,541,754
470,000,000	Swedish Krona	SSB	4/28/23	(50,521,337)	(46,469,999)	4,051,338
140,000,000	Swiss Franc	BNY	12/2/22	(151,413,554)	(148,137,724)	3,275,830
130,000,000	Swiss Franc	SSB	12/7/22	(142,270,862)	(137,624,537)	4,646,325

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2022 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/22*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
100,000,000	Swiss Franc	JPM	12/22/22	$(109,844,844)	$(106,022,446)	$3,822,398
20,000,000	Swiss Franc	JPM	1/20/23	(22,109,953)	(21,257,418)	852,535
65,000,000	Swiss Franc	NTC	4/12/23	(71,401,502)	(69,543,299)	1,858,203
22,000,000	Swiss Franc	NTC	5/15/23	(22,980,701)	(23,600,516)	(619,815)
260,000,000	Thai Baht	BNY	7/1/22	(8,130,081)	(7,354,300)	775,781
TOTAL				$(3,184,701,293)	$(3,013,967,096)	$170,734,197
Unrealized Appreciation on Forward Contracts (Net)						$169,661,916

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2022 (Unaudited)
Shares		Value*
COMMON STOCKS—94.5%
	Belgium—0.3%
79,510	Fagron NV	$1,283,430
	Canada—1.2%
3,500	E-L Financial Corp., Ltd.	2,157,061
21,490	Lassonde Industries, Inc., Class A	1,983,487
47,125	Winpak, Ltd.	1,607,061
		5,747,609
	China—7.2%
1,232,000	A-Living Smart City Services Co., Ltd.	1,981,386
682,980	Alibaba Group Holding, Ltd.(a)	9,739,512
340,680	Baidu, Inc., Class A(a)	6,447,216
6,681,815	Dali Foods Group Co., Ltd.	3,550,828
1,004,050	Haitian International Holdings, Ltd.	2,565,481
4,150	JD.com, Inc., Class A	133,698
578,670	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,184,268
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	427,832
87,160	Tencent Holdings, Ltd.	3,936,498
1,173,000	Times Neighborhood Holdings, Ltd.	257,114
2,729,475	Uni-President China Holdings, Ltd.	2,340,956
1,908,970	WH Group, Ltd.	1,474,249
		34,039,038
	Finland—0.5%
197,290	Kemira Oyj	2,404,955
	France—11.7%
439,217	Bollore SE	2,029,573
129,420	Cie Generale des Etablissements Michelin SCA	3,514,473
342,430	Rubis SCA	7,976,094
144,337	Safran SA	14,216,017
382,960	SCOR SE	8,207,493
517,117	Tarkett SA(a)	6,703,688
250,808	TotalEnergies SE	13,207,378
		55,854,716
	Germany—8.4%
200,055	BASF SE	8,684,850
128,839	Deutsche Post AG, Registered	4,813,990
226,525	Fresenius SE & Co., KGaA	6,844,114
52,550	Henkel AG & Co., KGaA	3,208,402
48,199	Krones AG	3,668,366
13,543	Muenchener Rueckversicherungs AG, Registered	3,174,342
120,547	Norma Group SE	2,684,351
29,235	Rheinmetall AG	6,733,190
		39,811,605
	Hong Kong—1.9%
1,663,100	Chow Sang Sang Holdings International, Ltd.	1,854,494
621,500	CK Hutchison Holdings, Ltd.	4,201,706
4,870,000	Emperor Entertainment Hotel, Ltd.	328,930
734,000	Hang Lung Group, Ltd.	1,384,385
45,710	Luk Fook Holdings International, Ltd.	117,378
Shares		Value*
	Hong Kong (continued)
109,796	Miramar Hotel & Investment	$197,290
1,580,000	TAI Cheung Holdings, Ltd.	902,058
		8,986,241
	Italy—1.0%
129,036	Buzzi Unicem SpA	2,105,800
300,592	Iveco Group NV(a)	1,584,468
66,455	SOL SpA	1,144,954
		4,835,222
	Japan—4.5%
166,700	ADEKA Corp.	2,874,963
111,200	Fuji Seal International, Inc.	1,206,498
6,000	Fukuda Denshi Co., Ltd.	326,819
111,630	Inaba Denki Sangyo Co., Ltd.	2,189,790
20,600	Kamigumi Co., Ltd.	397,883
88,700	Konishi Co., Ltd.	1,008,081
288,625	Kuraray Co., Ltd.	2,326,336
111,685	Nabtesco Corp.	2,606,024
62,795	Nifco, Inc.	1,462,929
33,045	Okamoto Industries, Inc.	925,518
67,300	Shizuoka Gas Co., Ltd.	450,301
108,745	Sumitomo Heavy Industries, Ltd.	2,397,345
44,060	Taikisha, Ltd.	1,031,326
47,965	Transcosmos, Inc.	1,230,415
116,535	YAMABIKO Corp.	982,169
		21,416,397
	Mexico—3.3%
120,800	Coca-Cola FEMSA SA de CV, Sponsored ADR	6,677,824
789,063	Industrias Bachoco SAB de CV, Class B	2,817,056
2,625,871	Megacable Holdings SAB de CV	6,353,916
		15,848,796
	Netherlands—1.8%
37,400	Heineken NV	3,401,685
71,375	Heineken Holding NV	5,182,289
		8,583,974
	Philippines—0.3%
6,997,100	Alliance Global Group, Inc.	1,119,841
937,800	China Banking Corp.	458,795
		1,578,636
	Singapore—3.9%
467,100	DBS Group Holdings, Ltd.	9,961,578
461,100	United Overseas Bank, Ltd.	8,697,187
		18,658,765
	South Korea—2.8%
27,787	Binggrae Co., Ltd.	990,864
132,823	Hankook & Co., Ltd	1,314,522
17,345	Hyundai Mobis Co., Ltd.	2,658,391
37,361	Kangnam Jevisco Co., Ltd.	610,023
89,851	LG Corp.	5,390,783
26,877	LX Holdings Corp.(a)	189,613
47,060	Samsung Electronics Co., Ltd.	2,065,943
		13,220,139

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2022 (Unaudited)
Shares		Value*
	Sweden—2.9%
38,380	Autoliv, Inc.	$2,746,857
317,975	SKF AB, Class B	4,669,988
323,568	Trelleborg AB, Class B	6,507,735
		13,924,580
	Switzerland—11.4%
135,665	Nestlé SA, Registered	15,792,038
69,216	Novartis AG, Registered	5,845,421
5,015	Phoenix Mecano AG	1,885,831
45,290	Roche Holding AG	15,069,859
25,789	TX Group AG	3,097,858
28,434	Zurich Insurance Group AG	12,331,746
		54,022,753
	Taiwan—0.1%
	Miscellaneous Security(b)	386,231
	Thailand—1.0%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	4,589,826
	United Kingdom—17.8%
830,013	Babcock International Group plc(a)	3,112,733
1,165,123	BAE Systems plc	11,747,194
1,320,447	CNH Industrial NV	15,212,684
352,603	Diageo plc	15,118,262
618,690	GSK plc	13,266,154
306,936	Howden Joinery Group plc	2,246,242
1,075,730	Inchcape plc	9,086,153
1,504,280	Johnson Service Group plc(a)	1,819,565
744,541	Lookers plc	673,635
809,785	Tesco plc	2,512,698
179,337	Unilever plc	8,121,974
2,741,248	Vertu Motors plc	1,797,719
		84,715,013
	United States—12.5%
6,915	AutoZone, Inc.(a)	14,861,165
41,700	Berkshire Hathaway, Inc., Class B(a)	11,384,934
199,870	Cisco Systems, Inc.	8,522,457
56,475	FMC Corp.	6,043,390
155,987	Ionis Pharmaceuticals, Inc.(a)	5,774,638
71,820	Johnson & Johnson	12,748,768
		59,335,352

TOTAL COMMON STOCKS (Cost $408,971,902)		449,243,278

Shares		Value*

PREFERRED STOCKS—0.5%
	Chile—0.3%
940,000	Embotelladora Andina SA, Class A	$1,442,812
	Germany—0.2%
29,000	Jungheinrich AG	630,615
648	KSB AG	230,334
		860,949

TOTAL PREFERRED STOCKS (Cost $3,455,379)		2,303,761

REGISTERED INVESTMENT COMPANY—4.5%
21,422,241	Dreyfus Government Securities Cash Management– Institutional Shares 1.02%(c) (Cost $21,422,241)	21,422,241
INVESTMENTS IN SECURITIES (Cost $433,849,522)	99.5%	472,969,280
OTHER ASSETS AND LIABILITIES (Net)	0.5	2,411,430
NET ASSETS	100.0%	$475,380,710

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $386,231 represents 0.1% of the net assets of the Fund.
(c)	Rate disclosed is the 7-day yield at June 30, 2022.
Abbreviations:
ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
June 30, 2022 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	21.2%
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Insurance	7.8
Retailing	7.6
Food	6.6
Materials	6.5
Beverage	6.4
Banks	5.0
Energy	2.8
Technology Hardware & Equipment	2.6
Software & Services	2.4
Media	2.4
Household & Personal Products	2.4
Automobiles & Components	2.2
Health Care Equipment & Services	1.8
Utilities	1.8
Transportation	1.1
Commercial Services & Supplies	1.0
Real Estate	1.0
Consumer Durables & Apparel	0.4
Diversified Financials	0.3
Consumer Services	0.1
Total Common Stocks	94.5
Preferred Stocks	0.5
Registered Investment Company	4.5
Other Assets and Liabilities (Net)	0.5
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
June 30, 2022 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United Kingdom	18%
United States	12
France	12
Switzerland	11
Germany	9
China	7
Japan	5
Singapore	4
Other Countries(a)	17
Money Market Funds and Other Assets and Liabilities (Net)	5
Total	100%

(a)	"Other Countries” include Belgium, Canada, Chile, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines, South Korea, Sweden, Taiwan and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2022 (Unaudited)
Shares		Value*
COMMON STOCKS—94.1%
	Belgium—0.3%
64,487	Fagron NV	$1,040,933
	Canada—0.7%
18,010	Lassonde Industries, Inc., Class A	1,662,290
38,475	Winpak, Ltd.	1,312,078
		2,974,368
	China—6.0%
452,610	Alibaba Group Holding, Ltd.(a)	6,454,362
231,680	Baidu, Inc., Class A(a)	4,384,440
3,283,500	Dali Foods Group Co., Ltd.	1,744,907
797,375	Haitian International Holdings, Ltd.	2,037,399
3,433	JD.com, Inc., Class A	110,599
419,200	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	857,907
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	413,982
110,830	Tencent Holdings, Ltd.	5,005,531
2,349,905	Uni-President China Holdings, Ltd.	2,015,415
1,531,400	WH Group, Ltd.	1,182,661
		24,207,203
	Finland—0.5%
170,196	Kemira Oyj	2,074,680
	France—9.0%
259,040	Rubis SCA	6,033,722
118,920	Safran SA	11,712,650
183,291	SCOR SE	3,928,243
150,328	Tarkett SA(a)	1,948,789
236,380	TotalEnergies SE	12,447,609
		36,071,013
	Germany—7.9%
92,687	BASF SE	4,023,757
106,575	Deutsche Post AG, Registered	3,982,109
256,355	Fresenius SE & Co., KGaA	7,745,383
84,400	Henkel AG & Co., KGaA	5,152,981
41,893	Krones AG	3,188,425
100,256	Norma Group SE	2,232,509
23,478	Rheinmetall AG	5,407,280
		31,732,444
	Hong Kong—1.2%
1,046,000	Chow Sang Sang Holdings International, Ltd.	1,166,377
476,000	CK Hutchison Holdings, Ltd.	3,218,040
214,000	Luk Fook Holdings International, Ltd.	549,525
		4,933,942
	Italy—0.4%
102,790	Buzzi Unicem SpA	1,677,479
	Japan—2.9%
41,700	Fuji Seal International, Inc.	452,437
36,595	Inaba Denki Sangyo Co., Ltd.	717,866
239,905	Kuraray Co., Ltd.	1,933,650
91,260	Nabtesco Corp.	2,129,434
Shares		Value*
	Japan (continued)
48,495	Nifco, Inc.	$1,129,783
28,005	Okamoto Industries, Inc.	784,358
89,395	Sumitomo Heavy Industries, Ltd.	1,970,763
34,620	Taikisha, Ltd.	810,361
38,880	Transcosmos, Inc.	997,363
99,120	YAMABIKO Corp.	835,394
		11,761,409
	Mexico—2.4%
76,490	Coca-Cola FEMSA SA de CV, Sponsored ADR(b)	4,228,367
639,907	Industrias Bachoco SAB de CV, Class B	2,284,549
1,222,747	Megacable Holdings SAB de CV	2,958,726
		9,471,642
	Netherlands—2.3%
128,033	Heineken Holding NV	9,296,028
	Philippines—0.3%
6,542,900	Alliance Global Group, Inc.	1,047,150
	Singapore—1.8%
386,517	United Overseas Bank, Ltd.	7,290,415
	South Korea—1.2%
22,373	Binggrae Co., Ltd.	797,805
70,858	LG Corp.	4,251,262
		5,049,067
	Sweden—2.9%
33,021	Autoliv, Inc.	2,363,313
256,145	SKF AB, Class B	3,761,913
271,905	Trelleborg AB, Class B	5,468,667
		11,593,893
	Switzerland—7.6%
118,780	Nestlé SA, ADR	13,824,804
50,749	Novartis AG, Registered	4,285,848
30,803	Roche Holding AG	10,249,434
4,637	Zurich Insurance Group AG	2,011,054
		30,371,140
	United Kingdom—11.8%
529,590	BAE Systems plc	5,339,519
891,670	CNH Industrial NV	10,272,804
62,715	Diageo plc, Sponsored ADR	10,919,936
343,309	GSK plc	7,361,345
252,750	Howden Joinery Group plc	1,849,694
282,425	Inchcape plc	2,385,503
808,438	Johnson Service Group plc(a)	977,880
185,395	Unilever plc, Sponsored ADR	8,496,653
		47,603,334
	United States—34.9%
6,150	Alphabet, Inc., Class A(a)	13,402,449
1,465	Alphabet, Inc., Class C(a)	3,204,614
6,180	AutoZone, Inc.(a)	13,281,561
76,760	Bank of America Corp.	2,389,539
76,570	Bank of New York Mellon Corp./The	3,193,735
60	Berkshire Hathaway, Inc., Class A(a)	24,537,000

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2022 (Unaudited)
Shares		Value*
	United States (continued)
79,420	Cisco Systems, Inc.	$3,386,469
140,841	Comcast Corp., Class A	5,526,601
12,989	Concentrix Corp.	1,761,828
107,535	Enterprise Products Partners LP	2,620,628
21,055	FedEx Corp.	4,773,379
45,731	FMC Corp.	4,893,674
125,210	Fox Corp., Class B	3,718,737
150,480	Intel Corp.	5,629,457
163,740	Ionis Pharmaceuticals, Inc.(a)	6,061,655
66,608	Johnson & Johnson	11,823,586
33,708	National Western Life Group, Inc., Class A	6,832,611
76,370	Paramount Global, Class B	1,884,811
24,140	Thor Industries, Inc.	1,803,982
50,625	Truist Financial Corp.	2,401,144
23,825	Vertex Pharmaceuticals, Inc.(a)	6,713,647
263,163	Wells Fargo & Co.	10,308,095
		140,149,202

TOTAL COMMON STOCKS (Cost $260,077,091)		378,345,342

PREFERRED STOCK—0.2%
	Chile—0.2%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	755,174

REGISTERED INVESTMENT COMPANY—0.9%
3,406,052	Dreyfus Government Securities Cash Management– Institutional Shares 1.02%(c) (Cost $3,406,052)	3,406,052

Face Value		Value*
U.S. TREASURY BILL—2.7%
$11,000,000	1.611%(d) due 12/01/2022(b) (Cost $10,925,901)	$10,896,975
INVESTMENTS IN SECURITIES (Cost $275,327,420)	97.9%	393,403,543

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.9	7,531,630
OTHER ASSETS AND LIABILITIES (Net)	0.2	978,198
NET ASSETS	100.0%	$401,913,371

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	This position has been segregated to cover certain open forward contracts. At June 30, 2022, liquid assets totaling $15,125,342 have been segregated to cover such open forward contracts.
(c)	Rate disclosed is the 7-day yield at June 30, 2022.
(d)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification
June 30, 2022 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	17.3%
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Insurance	9.3
Food	7.9
Software & Services	7.1
Beverage	6.1
Retailing	5.6
Banks	5.6
Materials	4.2
Energy	3.8
Media	3.5
Health Care Equipment & Services	2.2
Transportation	2.2
Utilities	1.5
Semiconductors & Semiconductor Equipment	1.4
Automobiles & Components	1.4
Household & Personal Products	1.3
Technology Hardware & Equipment	0.8
Diversified Financials	0.8
Consumer Durables & Apparel	0.3
Commercial Services & Supplies	0.2
Total Common Stocks	94.1
Preferred Stock	0.2
Registered Investment Company	0.9
U.S. Treasury Bill	2.7
Unrealized Appreciation on Forward Contracts	1.9
Other Assets and Liabilities (Net)	0.2
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition
June 30, 2022 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	35%
United Kingdom	12
France	9
Germany	8
Switzerland	8
China	6
Japan	3
Sweden	3
Other Countries(a)	10
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	6
Total	100%

(a)	"Other Countries” include Belgium, Canada, Chile, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines, Singapore and South Korea
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
June 30, 2022 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/22*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
20,000,000	Mexican Peso	BNY	7/1/22	$1,000,395	$991,109	$(9,286)
1,800,000	Singapore Dollar	SSB	9/7/22	1,294,312	1,293,842	(470)
2,600,000	Swiss Franc	JPM	12/7/22	2,641,890	2,752,491	110,601
TOTAL				$4,936,597	$5,037,442	$100,845
FORWARD EXCHANGE CONTRACTS TO SELL(a)
2,500,000	Canadian Dollar	SSB	1/6/23	$(1,949,782)	$(1,939,272)	$10,510
700,000,000	Chilean Peso	SSB	7/28/22	(912,409)	(742,463)	169,946
26,700,000	Chinese Yuan	JPM	1/12/23	(4,098,612)	(3,984,612)	114,000
45,000,000	Chinese Yuan	BNY	1/13/23	(6,915,736)	(6,715,711)	200,025
20,000,000	Chinese Yuan	SSB	1/17/23	(3,064,251)	(2,984,890)	79,361
28,500,000	Chinese Yuan	JPM	2/17/23	(4,406,444)	(4,254,898)	151,546
3,700,000	European Union Euro	NTC	10/20/22	(4,316,864)	(3,900,718)	416,146
5,000,000	European Union Euro	NTC	4/5/23	(5,614,350)	(5,338,979)	275,371
7,000,000	European Union Euro	BNY	5/15/23	(7,593,530)	(7,494,918)	98,612
13,500,000	European Union Euro	BNY	5/22/23	(14,421,375)	(14,461,374)	(39,999)
9,000,000	European Union Euro	BNY	6/23/23	(9,629,370)	(9,661,968)	(32,598)
7,000,000	Great Britain Pound Sterling	JPM	7/11/22	(9,674,322)	(8,502,776)	1,171,546
4,000,000	Great Britain Pound Sterling	NTC	7/28/22	(5,447,640)	(4,860,166)	587,474
6,500,000	Great Britain Pound Sterling	SSB	1/12/23	(8,777,990)	(7,932,563)	845,427
9,700,000	Hong Kong Dollar	NTC	8/8/22	(1,248,568)	(1,237,715)	10,853
15,000,000	Hong Kong Dollar	BNY	8/29/22	(1,926,070)	(1,915,261)	10,809
7,800,000	Hong Kong Dollar	SSB	3/23/23	(1,000,849)	(998,035)	2,814
10,000,000	Hong Kong Dollar	SSB	4/28/23	(1,280,229)	(1,279,826)	403
9,000,000	Hong Kong Dollar	NTC	6/15/23	(1,153,307)	(1,152,196)	1,111
165,000,000	Japanese Yen	SSB	2/2/23	(1,517,032)	(1,239,759)	277,273
260,000,000	Japanese Yen	JPM	5/19/23	(2,296,597)	(1,976,977)	319,620
160,000,000	Japanese Yen	SSB	6/16/23	(1,426,377)	(1,220,466)	205,911
400,000,000	Japanese Yen	JPM	8/10/23	(3,538,570)	(3,068,635)	469,935
350,000,000	Japanese Yen	SSB	12/11/23	(2,770,719)	(2,718,731)	51,988
20,000,000	Mexican Peso	BNY	7/1/22	(929,692)	(991,109)	(61,417)
18,500,000	Mexican Peso	SSB	1/6/23	(839,314)	(883,866)	(44,552)
64,000,000	Mexican Peso	JPM	6/2/23	(2,991,982)	(2,970,671)	21,311
20,000,000	Mexican Peso	BNY	7/7/23	(930,142)	(922,152)	7,990
46,000,000	Philippine Peso	JPM	11/9/22	(886,833)	(834,674)	52,159
26,000,000	Philippine Peso	SSB	3/23/23	(483,541)	(470,348)	13,193
1,800,000	Singapore Dollar	SSB	9/7/22	(1,337,049)	(1,293,843)	43,206
10,500,000	Singapore Dollar	SSB	1/12/23	(7,744,648)	(7,567,391)	177,257
4,900,000,000	South Korean Won	JPM	3/13/23	(4,056,291)	(3,805,188)	251,103
1,100,000,000	South Korean Won	JPM	5/4/23	(880,000)	(855,562)	24,438
23,000,000	Swedish Krona	NTC	8/12/22	(2,678,623)	(2,248,214)	430,409
13,500,000	Swedish Krona	NTC	2/17/23	(1,499,967)	(1,331,762)	168,205
37,000,000	Swedish Krona	NTC	4/5/23	(3,940,782)	(3,655,557)	285,225
8,000,000	Swiss Franc	JPM	12/7/22	(8,751,136)	(8,469,202)	281,934
10,000,000	Swiss Franc	JPM	12/22/22	(10,984,485)	(10,602,245)	382,240
TOTAL				$(153,915,478)	$(146,484,693)	$7,430,785
Unrealized Appreciation on Forward Contracts (Net)						$7,531,630

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
June 30, 2022 (Unaudited)
Shares		Value*
COMMON STOCKS—96.2%
	China—2.6%
2,033,530	Dali Foods Group Co., Ltd.	$1,080,652
976,845	Uni-President China Holdings, Ltd.	837,799
		1,918,451
	Finland—1.9%
112,945	Kemira Oyj	1,376,793
	France—10.9%
141,765	Orange SA	1,662,896
71,355	Rubis SCA	1,662,045
19,670	Safran SA	1,937,334
101,170	SCOR SE	2,168,248
44,294	Tarkett SA(a)	574,209
		8,004,732
	Germany—7.7%
43,500	BASF SE	1,888,436
19,870	Deutsche Post AG, Registered	742,430
50,695	Fresenius Medical Care AG & Co., KGaA, ADR	1,264,333
22,400	Fresenius SE & Co., KGaA	676,783
3,250	Muenchener Rueckversicherungs AG, Registered	761,767
15,305	Norma Group SE	340,813
		5,674,562
	Hong Kong—5.3%
177,500	CK Hutchison Holdings, Ltd.	1,200,005
407,000	Hang Lung Group, Ltd.	767,636
15,465	Jardine Matheson Holdings, Ltd.	812,840
497,350	Johnson Electric Holdings, Ltd.	646,489
172,775	Luk Fook Holdings International, Ltd.	443,665
		3,870,635
	Japan—4.5%
49,270	Astellas Pharma, Inc.	767,039
45,315	Inaba Denki Sangyo Co., Ltd.	888,922
56,600	Kuraray Co., Ltd.	456,199
16,420	Nabtesco Corp.	383,139
17,685	Sumitomo Heavy Industries, Ltd.	389,876
35,785	Takasago Thermal Engineering Co., Ltd.	424,347
		3,309,522
	Mexico—5.8%
37,735	Coca-Cola FEMSA SA de CV, Sponsored ADR	2,085,991
257,375	Industrias Bachoco SAB de CV, Class B	918,862
531,475	Megacable Holdings SAB de CV	1,286,029
		4,290,882
	Singapore—4.0%
67,295	DBS Group Holdings, Ltd.	1,435,162
78,510	United Overseas Bank, Ltd.	1,480,842
		2,916,004
	South Korea—1.1%
13,365	LG Corp.	801,859
Shares		Value*
	Sweden—5.0%
10,925	Autoliv, Inc.	$781,902
48,290	SKF AB, Class B	709,219
109,875	Trelleborg AB, Class B	2,209,852
		3,700,973
	Switzerland—11.4%
31,255	Nestlé SA, Registered	3,638,228
16,072	Novartis AG, Registered	1,357,310
7,230	Roche Holding AG	2,405,720
2,187	Zurich Insurance Group AG	948,496
		8,349,754
	United Kingdom—16.4%
220,690	BAE Systems plc	2,225,077
68,020	Diageo plc	2,916,436
142,165	GSK plc	3,048,349
47,690	Howden Joinery Group plc	349,009
172,435	Inchcape plc	1,456,472
44,585	Unilever plc	2,019,205
		12,014,548
	United States—19.6%
41,145	Bank of America Corp.	1,280,844
20,336	Cisco Systems, Inc.	867,127
28,760	Enterprise Products Partners LP	700,881
38,740	Intel Corp.	1,449,263
13,405	Johnson & Johnson	2,379,522
13,145	Paramount Global, Class B	324,419
12,795	Progressive Corp./The	1,487,675
30,645	Truist Financial Corp.	1,453,492
30,030	U.S. Bancorp	1,381,981
60,286	Verizon Communications, Inc.	3,059,514
		14,384,718

TOTAL COMMON STOCKS (Cost $60,315,567)		70,613,433

REGISTERED INVESTMENT COMPANY—3.0%
2,148,461	Dreyfus Government Securities Cash Management– Institutional Shares 1.02%(b) (Cost $2,148,461)	2,148,462
INVESTMENTS IN SECURITIES (Cost $62,464,028)	99.2%	72,761,895
OTHER ASSETS AND LIABILITIES (Net)	0.8	620,743
NET ASSETS	100.0%	$73,382,638

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2022.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification
June 30, 2022 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	18.1%
Pharmaceuticals, Biotechnology & Life Sciences	13.6
Banks	9.6
Food	8.8
Insurance	7.3
Beverage	6.8
Telecommunication Services	6.4
Materials	5.1
Household & Personal Products	2.8
Health Care Equipment & Services	2.6
Retailing	2.6
Utilities	2.3
Media	2.2
Semiconductors & Semiconductor Equipment	2.0
Automobiles & Components	1.9
Technology Hardware & Equipment	1.2
Real Estate	1.0
Transportation	1.0
Energy	0.9
Total Common Stocks	96.2
Registered Investment Company	3.0
Other Assets and Liabilities (Net)	0.8
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition
June 30, 2022 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	20%
United Kingdom	16
Switzerland	11
France	11
Germany	8
Mexico	6
Hong Kong	5
Sweden	5
Other Countries(a)	14
Money Market Funds and Other Assets and Liabilities (Net)	4
Total	100%

(a)	"Other Countries” include China, Finland, Japan, Singapore and South Korea

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser. Investments in open-end mutual funds are valued at net asset value (NAV).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2022. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.
International Value Fund	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$5,314,424,684	$5,314,424,684	$ —	$—
Preferred Stocks	26,074,731	26,074,731	—	—
Registered Investment Company	63,515,084	63,515,084	—	—
U.S. Treasury Bill	124,332,397	—	124,332,397	—
Total Investments in Securities	5,528,346,896	5,404,014,499	124,332,397	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	174,634,007	—	174,634,007	—
Liability
Unrealized depreciation of forward exchange contracts	(4,972,091)	—	(4,972,091)	—
Total	$5,698,008,812	$5,404,014,499	$293,994,313	$—
International Value Fund II - Currency Unhedged	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$ 5,747,609	$ 3,590,548	$ 2,157,061	$—
All Other Countries	443,495,669	443,495,669	—	—
Preferred Stocks	2,303,761	2,303,761	—	—
Registered Investment Company	21,422,241	21,422,241	—	—
Total	$472,969,280	$470,812,219	$2,157,061	$—
Value Fund	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$ 378,345,342	$ 378,345,342	$ —	$—
Preferred Stock	755,174	755,174	—	—
Registered Investment Company	3,406,052	3,406,052	—	—
U.S. Treasury Bill	10,896,975	—	10,896,975	—
Total Investments in Securities	393,403,543	382,506,568	10,896,975	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	7,719,952	—	7,719,952	—
Liability
Unrealized depreciation of forward exchange contracts	(188,322)	—	(188,322)	—
Total	$400,935,173	$382,506,568	$18,428,605	$—
Worldwide High Dividend Yield Value Fund	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:	$72,761,895	$72,761,895	$—	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2022:
Shares Held at 3/31/22	Name of Issuer†	Value at 3/31/22	Purchase Cost	Sales Proceeds	Value at 6/30/22	Shares Held at 6/30/22	Change in Net Unrealized Depreciation 4/1/22 to 6/30/22
251,390	Lassonde Industries Inc	$28,702,396	$—	$—	$23,202,832	251,390	$(5,499,564)
68,178	Phoenix Mecano AG	28,955,728	—	—	25,637,520	68,178	(3,318,208)
		$57,658,124	$—	$—	$48,840,352		$(8,817,772)

†	Issuer country: Canada and Switzerland, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.